Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Entity File Number	000-30718
Entity Registrant Name	SIERRA WIRELESS, INC
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	3663
Entity Tax Identification Number	98-0163236
Entity Address, Address Line One	13811 Wireless Way
Entity Address, City or Town	Richmond
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6V 3A4
City Area Code	604
Local Phone Number	231-1100
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	SWIR
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	37,774,800
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001111863
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation